Investments in associates and other investments - Schedule of investment in associates (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 19, 2023 shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares	Mar. 17, 2023 $ / shares shares	Mar. 16, 2023 $ / shares	Dec. 31, 2022 $ / shares
Investments in associates and other investments
Balance - Beginning of year | $		$ 13,034	$ 8,833
Investment in associates | $		448	4,800
Share of loss and comprehensive loss, net | $		(1,665)	(599)
Gain on ownership dilution | $		366
Balance - End of year | $		$ 12,183	$ 13,034
Number of warrants to purchase common stock | shares				1
Warrants exercise price | (per share)		$ 7.17	$ 12.93	$ 10.7	$ 18	$ 17.86
Falco Resources Ltd
Investments in associates and other investments
Number of units acquired | shares		1,790,000
Acquisition price per unit | $ / shares		$ 0.25
Aggregate amount | $		$ 400
Number of shares per unit | shares		1
Number of warrants per unit | shares		1
Number of warrants to purchase common stock | shares		1
Warrants exercise price | $ / shares		$ 0.35
Warrants exercisable term		5 years
Proportion of ownership interest in associate		16.00%
Electric Elements Mining Corp
Investments in associates and other investments
Number of shares received upon disposal of subsidiaries | shares	9,599,999
Proportion of ownership interest in associate		40.30%